Other expenses and income (Tables)	12 Months Ended
Jun. 30, 2024
Other expenses and income
Schedule of other expenses and income

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Includes:
Derivative (gains)/losses[1]	(2 364)	(3 287)	18 325
Translation losses/(gains)	839	(2 728)	(693)
Trade and other receivables	485	(1 436)	(456)
Trade and other payables	241	171	(147)
Foreign currency loans	263	161	785
Other[2]	(150)	(1 624)	(875)
Exploration expenditure and feasibility costs	422	751	366
Professional fees	2 076	2 455	1 916
Expected credit losses raised/(reversed)	189	234	(39)
1	Relates mainly to the Group’s hedging activities and embedded derivatives. Refer to note 36.
2	Other translation gains includes translation of intergroup treasury balances.